Summary of Significant Accounting Policies - Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended								9 Months Ended				12 Months Ended
	Dec. 31, 2023		Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 18, 2023		Dec. 31, 2022
Numerator:
Net income (loss)	$ 13,654		$ (20,217)		$ (18,492)	$ (16,921)	$ (14,577)		$ (11,860)	$ (12,263)	$ (55,630)		$ (38,700)		$ (36,317)			$ (55,189)
Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share, basic (in shares)	491,867	[1]	16,953,443	[2]			446,255	[2]			16,932,976	[2]	441,498	[2]
Net income (loss) per share, basic (in dollars per share)	$ 27.76	[1]	$ (1.19)	[2]			$ (32.67)	[2]			$ (3.29)	[2]	$ (87.66)	[2]
Numerator:
Net income (loss)	$ 13,654		$ (20,217)		$ (18,492)	$ (16,921)	$ (14,577)		$ (11,860)	$ (12,263)	$ (55,630)		$ (38,700)		$ (36,317)			(55,189)
Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share, basic (in shares)	491,867	[1]	16,953,443	[2]			446,255	[2]			16,932,976	[2]	441,498	[2]
Weighted-average effect of dilutive securities:
Warrants to purchase common stock (in shares)	4,063,361
Options to purchase common stock (in shares)	101,719
Weighted-average shares outstanding used in computing net income (loss) per share, diluted (in shares)	4,656,947	[1]	16,953,443	[2]			446,255	[2]			16,932,976	[2]	441,498	[2]
Net income (loss) per share, diluted (in dollars per share)	$ 2.93	[1]	$ (1.19)	[2]			$ (32.67)	[2]			$ (3.29)	[2]	$ (87.66)	[2]
Class A Common Stock
Numerator:
Net income (loss)													$ (38,700)			$ (49,971)		$ (55,189)
Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share, basic (in shares)													441,498			426,097	[1]	394,533	[1]
Net income (loss) per share, basic (in dollars per share)													$ (87.66)			$ (117.28)	[1]	$ (139.88)	[1]
Numerator:
Net income (loss)													$ (38,700)			$ (49,971)		$ (55,189)
Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share, basic (in shares)													441,498			426,097	[1]	394,533	[1]
Weighted-average effect of dilutive securities:
Warrants to purchase common stock (in shares)																0		0
Options to purchase common stock (in shares)																0		0
Weighted-average shares outstanding used in computing net income (loss) per share, diluted (in shares)													441,498			426,097	[1]	394,533	[1]
Net income (loss) per share, diluted (in dollars per share)													$ (87.66)			$ (117.28)	[1]	$ (139.88)	[1]
Class B Common Stock
Numerator:
Net income (loss)													$ 0			$ 0		$ 0
Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share, basic (in shares)													0			0	[1]	0	[1]
Net income (loss) per share, basic (in dollars per share)													$ 0			$ 0	[1]	$ 0	[1]
Numerator:
Net income (loss)													$ 0			$ 0		$ 0
Denominator:
Weighted-average shares outstanding used in computing net income (loss) per share, basic (in shares)													0			0	[1]	0	[1]
Weighted-average effect of dilutive securities:
Warrants to purchase common stock (in shares)																0		0
Options to purchase common stock (in shares)																0		0
Weighted-average shares outstanding used in computing net income (loss) per share, diluted (in shares)													0			0	[1]	0	[1]
Net income (loss) per share, diluted (in dollars per share)													$ 0			$ 0	[1]	$ 0	[1]

[1]	On December 18, 2023, the Company completed its reverse merger, which among other things, resulted in Neurogene OpCo merging with and into a wholly owned subsidiary of Neoleukin Therapeutics, Inc. As the earnings per share information for the pre-merger period is not comparable to the earnings per share information for the post-merger period, the earnings per share information is being presented separately for these periods. See Note 3, Net Income (Loss) Per share, for additional information.
(a)Presents information for the pre-merger period for Class A common stock. The pre-merger period is January 1, 2023 through December 17, 2023 for the year ended December 31, 2023 and the full fiscal year ended December 31, 2022.
(b)Presents information for the pre-merger period for Class B common stock. The pre-merger period is January 1, 2023 through December 17, 2023 for the year ended December 31, 2023 and the full fiscal year ended December 31, 2022.
(c)Presents information for the post-merger period for common stock. The post-merger period is December 18, 2023 through December 31, 2023.

[2]	For the three and nine months ended September 30, 2023, net loss per share information is presented for the Company’s then outstanding Class A common stock. For the three and nine months ended September 30, 2024, net loss per share information is presented for the Company’s common stock. See Note 1, Reverse Merger and Pre-Closing Financing and Note 3, Net Loss Per Share Attributable to Common Stockholders, for additional information.